GE LIFE & ANNUITY SEPARATE ACCOUNT II

Financial Statements

June 30, 2003

(Unaudited)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

June 30, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities

June 30, 2003

(Unaudited)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio Class O Shares	Alger American Small Capitalization Portfolio Class O Shares
Assets
Investments at market value (see cost below; note 2a):	$26,206	164,036	154,066	267,678	2,911,407	1,379,643
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	968	—	698	287	—

Total assets	26,206	165,004	154,066	268,376	2,911,694	1,379,643

Liabilities
Accrued expenses payable to affiliate (note 4c)	2	13	13	22	169	102
Payable for units withdrawn	2	—	20	317	310	1,900

Total liabilities	4	13	33	339	479	2,002

Net assets attributable to variable life policy owners	$26,202	164,991	154,033	268,037	2,911,215	1,377,641

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	82,872	103,358

Net asset value per unit: Type I	$—	—	—	—	15.19	7.48

Outstanding units (note 2b, 4a, and 5): Type II	2,373	32,085	37,627	42,703	108,781	80,819

Net asset value per unit: Type II	$11.04	4.94	3.96	6.03	15.19	7.48

Outstanding units (note 2b, 4a, and 5): Type III	—	732	595	1,258	—	—

Net asset value per unit: Type III	$—	8.87	8.46	8.38	—	—

Investments in securities, at cost	$27,029	162,214	153,313	273,039	4,059,102	1,899,711

Shares outstanding	2,912	8,964	11,971	14,946	101,196	97,916

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund
Assets
Investments at market value (see cost below; note 2a):	$1,076,208	172,921	59,621	—	74,520	49,511	116	10
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	258	867	202	241	32	9	—	—

Total assets	1,076,466	173,788	59,823	241	74,552	49,520	116	10

Liabilities
Accrued expenses payable to affiliate (note 4c)	67	12	4	—	5	3	—	—
Payable for units withdrawn	1	—	8	—	—	20	—	—

Total liabilities	68	12	12	—	5	23	—	—

Net assets attributable to variable life policy owners	$1,076,398	173,776	59,811	241	74,547	49,497	116	10

Outstanding units (note 2b, 4a, and 5): Type I	1,674	—	—	—	—	—	—	—

Net asset value per unit: Type I	$10.82	—	—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	102,896	32,098	10,163	22	6,702	8,791	12	1

Net asset value per unit: Type II	$9.00	5.29	5.72	10.89	10.11	5.20	10.06	11.15

Outstanding units (note 2b, 4a, and 5): Type III	13,717	469	195	—	603	459	—	—

Net asset value per unit: Type III	$9.64	8.47	8.60		11.25	8.24	—	—

Investments in securities, at cost	$1,115,460	188,068	60,274	—	66,323	52,683	124	19

Shares outstanding	57,063	9,115	7,499	—	6,894	2,376	12	1

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$632,913	302,226	692,196	111,601	37,558	—
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	61	—	—	—	—	—

Total assets	632,974	302,226	692,196	111,601	37,558	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	84	23	77	8	2	—
Payable for units withdrawn	19	191	1,133	46	9	—

Total liabilities	103	214	1,210	54	11	—

Net assets attributable to variable life policy owners	$632,871	302,012	690,986	111,547	37,547	—

Outstanding units (note 2b, 4a, and 5): Type I	18,956	10,149	17,519	—	—	—

Net asset value per unit: Type I	$15.21	12.41	16.39	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	22,653	14,187	24,640	9,981	5,879	—

Net asset value per unit: Type II	$15.21	12.41	16.39	10.58	5.66	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	526	438	—

Net asset value per unit: Type III	$—	—	—	11.31	9.76	—

Investments in securities, at cost	$649,615	433,918	727,343	108,521	36,090	—

Shares outstanding	38,335	39,662	93,540	15,102	7,086	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at market value (see cost below; note 2a):	$6,661,022	605,068	5,948,896	820,387	1,531,102	3,805,797	5,641,006	752,964
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	1	—
Receivable for units sold	2,609	869	1,713	1,478	2,545	—	4,886	567

Total assets	6,663,631	605,937	5,950,609	821,865	1,533,647	3,805,797	5,645,893	753,531

Liabilities
Accrued expenses payable to affiliate (note 4c)	414	41	415	50	125	315	326	44
Payable for units withdrawn	—	—	—	15	—	1,828	572	14

Total liabilities	414	41	415	65	125	2,143	898	58

Net assets attributable to variable life policy owners	$6,663,217	605,896	5,950,194	821,800	1,533,522	3,803,654	5,644,995	753,473

Outstanding units (note 2b, 4a, and 5): Type I	126,140	—	96,789	—	62,595	122,304	113,890	—

Net asset value per unit: Type I	$43.53	—	46.04	—	20.87	29.01	26.25	—

Outstanding units (note 2b, 4a, and 5): Type II	26,932	64,372	32,451	129,987	10,884	8,811	101,158	87,937

Net asset value per unit: Type II	$43.53	8.85	46.04	5.58	20.87	29.01	26.25	7.93

Outstanding units (note 2b, 4a, and 5): Type III	—	3,760	—	11,582	—	—	—	5,547

Net asset value per unit: Type III	$—	9.63	—	8.33	—	—	—	10.12

Investments in securities, at cost	$7,255,155	620,170	7,873,013	890,669	2,044,177	4,204,585	6,219,167	715,768

Shares outstanding	338,295	30,997	224,402	31,241	127,592	281,911	285,910	38,456

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio Initial Class	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at market value (see cost below; note 2a):	$—	1,407,327	257,616	366,886	648,761
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	88	184	69	1,555

Total assets	—	1,407,415	257,800	366,955	650,316

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	126	16	36	38
Payable for units withdrawn	—	700	—	—	1

Total liabilities	—	826	16	36	39

Net assets attributable to variable life policy owners	$—	1,406,589	257,784	366,919	650,277

Outstanding units (note 2b, 4a, and 5): Type I	—	30,234	—	12,760	827

Net asset value per unit: Type I	$—	13.95	—	9.66	11.06

Outstanding units (note 2b, 4a, and 5): Type II	—	70,597	27,919	25,223	65,849

Net asset value per unit: Type II	$—	13.95	7.94	9.66	9.27

Outstanding units (note 2b, 4a, and 5): Type III	—	—	3,654	—	3,084

Net asset value per unit: Type III	$—	—	9.88	—	9.96

Investments in securities, at cost	$—	1,509,518	251,850	420,213	620,378

Shares outstanding	—	116,791	21,630	27,985	34,399

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at market value (see cost below; note 2a):	$266,302	2,335,297	536,733	1,830,739	12,269,102	1,325,519	1,375,456	11,086,721	474,036	1,895,824	1,211,041	238,905
Dividend receivable	—	—	—	—	7,696	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	11	—	8	—	—	5	—	—		—	2	—
Receivable for units sold	82	560	—	2,342	—	654	2,978	10,127	1,145	712	536	—

Total assets	266,395	2,335,857	536,741	1,833,081	12,276,798	1,326,178	1,378,434	11,096,848	475,181	1,896,536	1,211,579	238,905

Liabilities
Accrued expenses payable to affiliate (note 4c)	15	145	31	158	8,404	75	119	657	24	173	68	10
Payable for units withdrawn	—	99	452	—	13,067	—	576	130	—	—	7	128

Total liabilities	15	244	483	158	21,471	75	695	787	24	173	75	138

Net assets attributable to variable life policy owners	$266,380	2,335,613	536,258	1,832,923	12,255,327	1,326,103	1,377,739	11,096,061	475,157	1,896,363	1,211,504	238,767

Outstanding units (note 2b, 4a, and 5): Type I	7,294	46,058	15,711	27,761	183,395	34,907	23,370	88,279	92	30,876	11,933	—

Net asset value per unit: Type I	$12.41	13.91	10.84	16.73	19.49	8.84	25.52	42.32	10.80	39.48	10.03	—

Outstanding units (note 2b, 4a, and 5): Type II	14,171	120,635	33,760	78,715	429,420	109,962	30,617	172,067	34,770	17,158	104,325	18,949

Net asset value per unit: Type II	$12.41	13.91	10.84	16.73	19.49	8.84	25.52	42.32	10.59	39.48	10.03	8.06

Outstanding units (note 2b, 4a, and 5): Type III	—	1,515	—	5,205	30,606	4,931	—	8,575	11,605	—	4,913	9,221

Net asset value per unit: Type III	$—	11.16	—	9.91	10.18	9.22	—	9.12	9.13	—	9.25	9.33

Investments in securities, at cost	$241,981	2,250,646	636,295	1,794,343	12,261,406	1,378,177	1,246,094	12,033,653	476,223	1,965,586	1,350,028	235,637

Shares outstanding	23,401	174,016	78,127	122,376	12,269,102	21,449	88,568	614,223	44,552	136,488	42,763	29,641

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio Institutional Shares	Growth Portfolio — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$199,117	1,449,434	—	5,235,236	1,262,900	2,512,052	235,800	951,954	230,181	219,485	4,575,058	172,701
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	8	—	—	—	—	1	—	—	7	—	—	—
Receivable for units sold	12	383	—	1,351	672	7,046	149	36	—	18	674	—

Total assets	199,137	1,449,817	—	5,236,587	1,263,572	2,519,099	235,949	951,990	230,188	219,503	4,575,732	172,701

Liabilities
Accrued expenses payable to affiliate (note 4c)	12	84	—	303	76	146	13	158	13	14	269	12
Payable for units withdrawn	18	398	—	597	—	—	553	360	32	64	—	132

Total liabilities	30	482	—	900	76	146	566	518	45	78	269	144

Net assets attributable to variable life policy owners	$199,107	1,449,335	—	5,235,687	1,263,496	2,518,953	235,383	951,472	230,143	219,425	4,575,463	172,557

Outstanding units (note 2b, 4a, and 5): Type I	5,739	37,639	—	86,533	—	22,420	—	17,719	4,888	12,965	121,082	—

Net asset value per unit: Type I	$7.53	12.53	—	22.58	—	18.77	—	18.03	7.43	2.94	17.99	—

Outstanding units (note 2b, 4a, and 5): Type II	20,703	78,030	—	145,340	135,623	111,781	32,745	35,052	25,707	60,706	133,251	33,907

Net asset value per unit: Type II	$7.53	12.53	—	22.58	9.01	18.77	5.78	18.03	7.43	2.94	17.99	5.00

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	—	4,108	—	4,759	—	333	371	—	345

Net asset value per unit: Type III	$—	—	—	—	10.11	—	9.69	—	8.46	7.64	—	8.74

Investments in securities, at cost	$195,984	1,377,219	—	5,553,643	1,276,931	3,181,469	241,782	909,337	256,996	290,750	6,509,786	194,832

Shares outstanding	22,601	125,928	—	242,148	56,329	133,478	12,610	74,898	37,550	77,012	280,334	10,687

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Janus Aspen Series (continued)
	International Growth Portfolio Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio Institutional Shares	Worldwide Growth Portfolio — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$1,858,247	242,697	3,986,750	263,860	6,004,711	304,174
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	77	—	22	5,378	302

Total assets	1,858,247	242,774	3,986,750	263,882	6,010,089	304,476

Liabilities
Accrued expenses payable to affiliate (note 4c)	108	11	230	16	352	20
Payable for units withdrawn	1,374	385	443	631	—	292

Total liabilities	1,482	396	673	647	352	312

Net assets attributable to variable life policy owners	$1,856,765	242,378	3,986,077	263,235	6,009,737	304,164

Outstanding units (note 2b, 4a, and 5): Type I	44,041	—	110,061	—	158,294	—

Net asset value per unit: Type I	$14.50	—	17.46	—	20.25	—

Outstanding units (note 2b, 4a, and 5): Type II	84,012	30,782	118,237	68,421	138,483	52,549

Net asset value per unit: Type II	$14.50	5.16	17.46	3.39	20.25	5.23

Outstanding units (note 2b, 4a, and 5): Type III	—	9,669	—	3,300	—	3,407

Net asset value per unit: Type III	$—	8.64	—	9.48	—	8.61

Investments in securities, at cost	$2,474,949	265,400	6,350,662	273,939	8,236,397	341,405

Shares outstanding	101,822	13,394	216,554	14,554	269,753	13,720

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
Assets
Investments at market value (see cost below; note 2a):	$172,380	97,553	268,123	285,470	244	—
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	207	18	702	52	—	—

Total assets	172,587	97,571	268,825	285,522	244	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	11	6	14	20	—	—
Payable for units withdrawn	—	—	1	29	—	—

Total liabilities	11	6	15	49	—	—

Net assets attributable to variable life policy owners	$172,576	97,565	268,810	285,473	244	—

Outstanding units (note 2b, 4a, and 5): Type I	—	—	345	—	—	—

Net asset value per unit: Type I	$—	—	10.84	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	30,609	13,913	31,331	41,696	23	—

Net asset value per unit: Type II	$5.25	6.87	6.44	6.74	10.83	—

Outstanding units (note 2b, 4a, and 5): Type III	1,350	219	7,691	421	—	—

Net asset value per unit: Type III	$8.80	9.04	8.23	10.56	—	—

Investments in securities, at cost	$178,362	105,518	276,284	299,628	253	—

Shares outstanding	21,848	6,719	22,936	20,160	19	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at market value (see cost below; note 2a):	$3,257,438	1,457	1,315,440	4,110,064	1,345	342,544	3,015,060	450,605	1,433	1,314,914
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	629	—	74	—	—	726	704	346	119	262

Total assets	3,258,067	1,457	1,315,514	4,110,064	1,345	343,270	3,015,764	450,951	1,552	1,315,176

Liabilities
Accrued expenses payable to affiliate (note 4c)	261	—	105	284	—	22	176	27	1	98
Payable for units withdrawn	3,640	—	647	830	—	—	811	13	1	—

Total liabilities	3,901	—	752	1,114	—	22	987	40	2	98

Net assets attributable to variable life policy owners	$3,254,166	1,457	1,314,762	4,108,950	1,345	343,248	3,014,777	450,911	1,550	1,315,078

Outstanding units (note 2b, 4a, and 5): Type I	60,028	—	22,634	53,196	—	—	47,371	—	—	23,855

Net asset value per unit: Type I	$40.48	—	29.78	51.07	—	—	38.02	—	—	36.79

Outstanding units (note 2b, 4a, and 5): Type II	20,361	—	21,515	27,262	126	43,771	31,924	58,740	44	11,891

Net asset value per unit: Type II	$40.48	—	29.78	51.07	10.66	7.20	38.02	7.07	11.13	36.79

Outstanding units (note 2b, 4a, and 5): Type III	—	133	—	—	—	3,091	—	3,838	95	—

Net asset value per unit: Type III	$—	10.98	—	—	—	9.09	—	9.28	11.15	—

Investments in securities, at cost	$4,504,716	1,541	1,293,940	4,740,950	1,411	346,334	3,418,243	462,638	1,392	1,389,281

Shares outstanding	97,998	44	116,928	138,014	45	17,566	378,301	27,080	133	92,665

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Class II Shares	OTC Fund
Assets
Investments at market value (see cost below; note 2a):	$617,537	684,787	47,959	257,628	601,142	1,152,943	—	—	51,669
Dividend receivable	—	—	86	1,353	1,499	2,219	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—
Receivable for units sold	62	210	18	656	828	914	—	—	153

Total assets	617,599	684,997	48,063	259,637	603,469	1,156,076	—	—	51,822

Liabilities
Accrued expenses payable to affiliate (note 4c)	36	135	90	1,366	1,537	2,285	—	—	4
Payable for units withdrawn	413	83	32	—	—	1	—	—	—

Total liabilities	449	218	122	1,366	1,537	2,286	—	—	4

Net assets attributable to variable life policy owners	$617,150	684,779	47,941	258,271	601,932	1,153,790	—	—	51,818

Outstanding units (note 2b, 4a, and 5): Type I	22,777	19,310	—	—	—	245	—	—	—

Net asset value per unit: Type I	$8.49	14.00	—	—	—	10.13	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	49,914	29,603	3,545	20,360	41,824	81,620	—	—	16,433

Net asset value per unit: Type II	$8.49	14.00	12.24	11.18	14.05	12.58	—	—	3.05

Outstanding units (note 2b, 4a, and 5): Type III	—	—	412	2,707	1,180	11,118	—	—	213

Net asset value per unit: Type III	$—	—	11.06	11.32	12.12	11.20	—	—	7.99

Investments in securities, at cost	$914,307	940,112	46,676	244,818	577,506	1,122,133	—	—	53,314

Shares outstanding	70,818	47,988	4,670	32,488	51,823	109,595	—	—	4,723

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Salomon Brothers Variable Series Funds Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at market value (see cost below; note 2a):	$21	664,301	621,901	156,905	14,684	1,127
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	14	—	—	—	—
Receivable for units sold	—	—	5,882	269	958	—

Total assets	21	664,315	627,783	157,174	15,642	1,127

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	38	38	9	1	1
Payable for units withdrawn	—	299	252	42	—	1

Total liabilities	—	337	290	51	1	2

Net assets attributable to variable life policy owners	$21	663,978	627,493	157,123	15,641	1,125

Outstanding units (note 2b, 4a, and 5): Type I	—	26,513	12,941	8,045	—	—

Net asset value per unit: Type I	$—	12.81	13.64	11.21	—	—

Outstanding units (note 2b, 4a, and 5): Type II	2	25,320	33,062	5,972	995	70

Net asset value per unit: Type II	$10.93	12.81	13.64	11.21	9.11	8.25

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	—	716	66

Net asset value per unit: Type III	$—	—	—	—	9.19	8.31

Investments in securities, at cost	$49	735,176	573,372	150,739	13,351	1,095

Shares outstanding	2	59,686	54,649	15,278	1,445	52

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations

(Unaudited)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio Class O Shares	Alger American Small Capitalization Portfolio Class O Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	3,978	2,251
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	10	470	454	814	5,106	1,884
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	11	8	15	—	—

Net investment income (expense)	(10)	(481)	(462)	(829)	(9,084)	(4,135)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	8	(1,749)	(3,640)	(6,384)	(267,971)	(234,020)
Unrealized appreciation (depreciation)	(823)	18,069	22,215	31,565	690,721	412,061

Net realized and unrealized gain (loss) on investments	(815)	16,320	18,575	25,181	422,750	178,041

Increase (decrease) in net assets from operations	$(825)	15,839	18,113	24,352	413,666	173,906

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund
	Period ended June 30, 2003				Period ended June 30, 2003		Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$8,748	—	—	—	69	3	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	7	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,635	479	151	—	158	135	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	80	4	3	—	8	6	—	—

Net investment income (expense)	6,026	(483)	(154)	—	(97)	(138)	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(20,395)	(9,347)	(1,060)	—	49	(1,510)	8	9
Unrealized appreciation (depreciation)	142,952	22,831	9,083	—	8,861	5,947	(8)	(9)

Net realized and unrealized gain (loss) on investments	122,557	13,484	8,023	—	8,910	4,437	—	—

Increase (decrease) in net assets from operations	$128,583	13,001	7,869	—	8,813	4,299	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$9,684	19,027	46,053	6,973	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	853	393	906	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	1,155	568	1,198	322	97	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	9	6	—

Net investment income (expense)	7,676	18,066	43,949	6,642	(103)	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(37,042)	(17,994)	(18,780)	(886)	(193)	—
Unrealized appreciation (depreciation)	87,212	23,385	49,627	5,973	5,210	—

Net realized and unrealized gain (loss) on investments	50,170	5,391	30,847	5,087	5,017	—

Increase (decrease) in net assets from operations	$57,846	23,457	74,796	11,729	4,914	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
	Period ended June 30, 2003					Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$116,729	8,210	15,792	816	12,633	133,189	25,625	1,659
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	17,172	—	13,916	—	4,015	11,511	9,362	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	3,581	1,626	4,603	2,118	619	811	8,387	1,867
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	47	—	37	—	—	—	82

Net investment income (expense)	95,976	6,537	(2,727)	(1,339)	7,999	120,867	7,876	(290)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(181,750)	(9,309)	(456,618)	(26,506)	(102,609)	(84,614)	(171,076)	(2,093)
Unrealized appreciation (depreciation)	705,414	57,017	1,142,569	114,158	232,960	306,387	634,028	64,575

Net realized and unrealized gain (loss) on investments	523,664	47,708	685,951	87,652	130,351	221,773	462,952	62,482

Increase (decrease) in net assets from operations	$619,640	54,245	683,224	86,313	138,350	342,640	470,828	62,192

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	16,674	1,816	2,598	1,226
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	1,306	—	461	8
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	3,156	634	695	1,584
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	26	—	36

Net investment income (expense)	—	12,212	1,156	1,442	(402)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(67,698)	(2,086)	(29,281)	(3,059)
Unrealized appreciation (depreciation)	—	204,275	27,471	72,434	52,571

Net realized and unrealized gain (loss) on investments	—	136,577	25,385	43,153	49,512

Increase (decrease) in net assets from operations	$—	148,789	26,541	44,595	49,110

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	59,844	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	401	2,100	491	1,446	12,348	740	1,825	11,444	—	3,996	435	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	563	5,917	1,073	3,858	30,022	2,929	2,441	22,718	1,086	2,096	3,140	467
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	28	—	83	303	40	—	134	104	—	45	79

Net investment income (expense)	(964)	(8,045)	(1,564)	(5,387)	17,171	(3,709)	(4,266)	(34,296)	(1,190)	(6,092)	(3,620)	(546)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	8,683	12,973	(52,677)	(48,068)	—	(63,501)	979	(424,010)	(6,297)	(35,020)	(34,800)	(3,901)
Unrealized appreciation (depreciation)	5,954	76,470	99,822	243,768	7,696	199,996	211,813	1,556,490	27,987	202,844	149,588	23,948

Net realized and unrealized gain (loss) on investments	14,637	89,443	47,145	195,700	7,696	136,495	212,792	1,132,480	21,690	167,824	114,788	20,047

Increase (decrease) in net assets from operations	$13,673	81,398	45,581	190,313	24,867	132,786	208,526	1,098,184	20,500	161,732	111,168	19,501

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	63,399	11,276	8,515	340	21,522	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	135	1,480	—	6,388	—	1,351	—	1,015	134	118	7,189	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	423	3,176	—	10,984	3,658	6,856	589	1,942	551	465	7,676	504
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	—	—	—	—	70	—	70	—	5	5	—	4

Net investment income (expense)	(558)	(4,656)	—	46,027	7,548	308	(319)	18,565	(690)	(588)	(14,865)	(508)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(8,785)	(12,554)	—	(81,111)	(9,062)	(183,552)	(3,463)	11,254	(10,325)	(13,434)	(472,868)	(7,674)
Unrealized appreciation (depreciation)	18,531	121,014	—	332,426	64,856	377,560	22,232	15,253	34,996	46,314	960,694	24,201

Net realized and unrealized gain (loss) on investments	9,746	108,460	—	251,315	55,794	194,008	18,769	26,507	24,671	32,880	487,826	16,527

Increase (decrease) in net assets from operations	$9,188	103,804	—	297,342	63,342	194,316	18,450	45,072	23,981	32,292	472,961	16,019

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Janus Aspen Series (continued)
	International Growth Portfolio Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio Institutional Shares	Worldwide Growth Portfolio — Service Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$17,843	1,978	—	—	49,775	1,880
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	1,956	—	5,849	—	10,352	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	3,785	484	6,252	672	8,978	853
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	—	69	—	46	—	49

Net investment income (expense)	12,102	1,425	(12,101)	(718)	30,445	978

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(169,822)	(3,359)	(507,576)	(5,946)	(493,565)	(12,526)
Unrealized appreciation (depreciation)	253,009	14,544	1,053,064	41,174	816,094	30,359
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	83,187	11,185	545,488	35,228	322,529	17,833

Increase (decrease) in net assets from operations	$95,289	12,610	533,387	34,510	352,974	18,811

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	447	—	5,482	—	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	—	—	3	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	421	299	522	781	—	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	12	2	40	7	—	—

Net investment income (expense)	(433)	146	(565)	4,694	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,832)	(1,984)	(4,569)	(6,749)	18	—
Unrealized appreciation (depreciation)	18,011	9,566	30,237	46,838	(9)	—

Net realized and unrealized gain (loss) on investments	15,179	7,582	25,668	40,089	9	—

Increase (decrease) in net assets from operations	$14,746	7,728	25,103	44,783	9	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	78,444	15,825	—	2,002	205,338	3,488	—	37,260
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	7,582	—	2,318	8,483	—	—	5,734	—	—	2,801
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	2,493	—	2,469	4,396	—	893	3,815	1,208	1	1,408
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	—	1	—	—	—	40	—	65	—	—

Net investment income (expense)	(10,075)	(1)	73,657	2,946	—	1,069	195,789	2,215	(1)	33,051

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(284,300)	127	8,035	(196,033)	21	(12,771)	(68,044)	(7,264)	7	(27,033)
Unrealized appreciation (depreciation)	678,696	(83)	(14,029)	626,497	(67)	46,980	249,133	43,437	41	123,787

Net realized and unrealized gain (loss) on investments	394,396	44	(5,994)	430,464	(46)	34,209	181,089	36,173	48	96,754

Increase (decrease) in net assets from operations	$384,321	43	67,663	433,410	(46)	35,278	376,878	38,388	47	129,805

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Class II Shares	OTC Fund
	Period ended June 30, 2003		Period ended June 30, 2003				Period ended June 30, 2003		Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	552	8,587	8,951	15,547	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	562	799	—	—	—	1	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	1,318	1,284	125	610	1,874	2,676	—	—	149
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	—	—	8	33	20	141	—	—	1

Net investment income (expense)	(1,880)	(2,083)	419	7,944	7,057	12,729	—	—	(150)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(102,953)	(41,094)	288	2,345	5,541	12,667	—	—	(1,655)
Unrealized appreciation (depreciation)	159,769	126,686	479	20,347	18,212	14,027	—	—	10,052

Net realized and unrealized gain (loss) on investments	56,816	85,592	767	22,692	23,753	26,694	—	—	8,397

Increase (decrease) in net assets from operations	$54,936	83,509	1,186	30,636	30,810	39,423	—	—	8,247

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

(Unaudited)

	Salomon Brothers Variable Series Funds Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	75	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	—	1,011	525	290	—	—
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	—	900	1,429	215	14	1
Expenses — Mortality and expense risk charges and administrative expenses (note 4a)	—	—	—	—	8	1

Net investment income (expense)	—	(1,911)	(1,954)	(505)	53	(2)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	28	(23,527)	11,262	(1,237)	—	14
Unrealized appreciation (depreciation)	(28)	100,493	41,470	12,618	1,345	43

Net realized and unrealized gain (loss) on investments	—	76,966	52,732	11,381	1,345	57

Increase (decrease) in net assets from operations	$—	75,055	50,778	10,876	1,398	55

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets

(Unaudited)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Capitalization Portfolio
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(10)	(481)	(462)	(829)	(9,084)	(4,135)
Net realized gain (loss)	8	(1,749)	(3,640)	(6,384)	(267,971)	(234,020)
Unrealized appreciation (depreciation) on investments	(823)	18,069	22,215	31,565	690,721	412,061

Increase (decrease) in net assets from operations	(825)	15,839	18,113	24,352	413,666	173,906

From capital transactions:
Net premiums	—	37,220	31,979	56,373	241,357	185,134
Loan interest	—	2	(3)	(4)	(1,060)	(1,899)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(34,436)	(298)
Surrenders	—	(1,659)	(4,334)	(12,673)	(71,447)	(42,923)
Loans	—	9	28	(542)	(3,541)	(1,307)
Cost of insurance and administrative expenses (note 4a)	—	(16,859)	(16,849)	(27,282)	(179,845)	(82,171)
Transfers (to) from the Guarantee Account	(2)	495	(68)	1,160	(3,050)	(1,187)
Transfers (to) from other subaccounts	27,029	3,118	(2,321)	(3,985)	(33,650)	(41,288)

Increase (decrease) in net assets from capital transactions (note 5)	27,027	22,326	8,432	13,047	(85,672)	14,061

Increase (decrease) in net assets	26,202	38,165	26,545	37,399	327,994	187,967
Net assets at beginning of year	—	126,826	127,488	230,638	2,583,221	1,189,674

Net assets at end of period	$26,202	164,991	154,033	268,037	2,911,215	1,377,641

Changes in units (note 5):
Units purchased	2,374	8,357	8,295	9,372	18,355	17,496
Units redeemed	—	(3,752)	(6,092)	(7,226)	(24,638)	(16,055)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	2,374	4,605	2,203	2,146	(6,283)	1,441

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund
	Period ended June 30, 2003				Period ended June 30, 2003		Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$6,026	(483)	(154)	—	(97)	(138)	—	—
Net realized gain (loss)	(20,395)	(9,347)	(1,060)	—	49	(1,510)	8	9
Unrealized appreciation (depreciation) on investments	142,952	22,831	9,083	—	8,861	5,947	(8)	(9)

Increase (decrease) in net assets from operations	128,583	13,001	7,869	—	8,813	4,299	—	—

From capital transactions:
Net premiums	181,437	46,157	13,492	249	25,591	11,923	136	19
Loan interest	(36)	(4)	—	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(137)	—	—	—	—	—	—	—
Surrenders	(12,555)	(1,315)	(88)	—	(183)	(98)	—	—
Loans	(924)	28	—	—	25	—	—	—
Cost of insurance and administrative expenses (note 4a)	(61,628)	(13,203)	(5,112)	(7)	(7,365)	(5,997)	(20)	(9)
Transfers (to) from the Guarantee Account	841	951	(9)	(1)	(99)	(8)	—	—
Transfers (to) from other subaccounts	74,469	1,974	4,591	—	9,869	1,322	—	—

Increase (decrease) in net assets from capital transactions (note 5)	181,467	34,588	12,874	241	27,838	7,142	116	10

Increase (decrease) in net assets	310,050	47,589	20,743	241	36,651	11,441	116	10
Net assets at beginning of year	766,348	126,187	39,068	—	37,896	38,056	—	—

Net assets at end of period	$1,076,398	173,776	59,811	241	74,547	49,497	116	10

Changes in units (note 5):
Units purchased	30,048	9,408	3,443	23	3,828	2,610	14	2
Units redeemed	(8,839)	(2,795)	(990)	(1)	(812)	(1,201)	(2)	(1)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	21,209	6,613	2,453	22	3,016	1,409	12	1

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,676	18,066	43,949	6,642	(103)	—
Net realized gain (loss)	(37,042)	(17,994)	(18,780)	(886)	(193)	—
Unrealized appreciation (depreciation) on investments	87,212	23,385	49,627	5,973	5,210	—

Increase (decrease) in net assets from operations	57,846	23,457	74,796	11,729	4,914	—

From capital transactions:
Net premiums	36,237	17,720	66,121	35,419	5,946	—
Loan interest	27	(274)	(908)	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	(45,074)	—	(28,878)	(11,464)	—	—
Loans	16,751	(640)	245	—	—	—
Cost of insurance and administrative expenses (note 4a)	(31,794)	(18,990)	(45,935)	(9,741)	(2,007)	—
Transfers (to) from the Guarantee Account	(461)	(105)	(230)	687	(3)	—
Transfers (to) from other subaccounts	9,367	(2,760)	29,323	2,838	625	—

Increase (decrease) in net assets from capital transactions (note 5)	(14,947)	(5,049)	19,738	17,739	4,561	—

Increase (decrease) in net assets	42,899	18,408	94,534	29,468	9,475	—
Net assets at beginning of year	589,973	283,604	596,452	82,079	28,072	—

Net assets at end of period	$632,871	302,012	690,986	111,547	37,547	—

Changes in units (note 5):
Units purchased	4,643	1,701	5,328	3,896	1,117	—
Units redeemed	(5,722)	(2,176)	(4,216)	(2,110)	(341)	—

Net increase (decrease) in units from capital transactions with policy owners during the Period ended June 30, 2003	(1,079)	(475)	1,112	1,786	776	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio Initial Class	VIP Equity-Income Portfolio — Service Class 2	VIP Growth Portfolio Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio Initial Class	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio Initial Class	VIP II Contrafund® Portfolio — Service Class 2
	Period ended June 30, 2003					Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$95,976	6,537	(2,727)	(1,339)	7,999	120,867	7,876	(290)
Net realized gain (loss)	(181,750)	(9,309)	(456,618)	(26,506)	(102,609)	(84,614)	(171,076)	(2,093)
Unrealized appreciation (depreciation) on investments	705,414	57,017	1,142,569	114,158	232,960	306,387	634,028	64,575

Increase (decrease) in net assets from operations	619,640	54,245	683,224	86,313	138,350	342,640	470,828	62,192

From capital transactions:
Net premiums	412,498	100,604	472,412	100,879	144,768	161,410	352,032	147,417
Loan interest	(2,569)	(95)	(4,162)	28	231	(849)	(896)	(53)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(7,382)	—	(34,325)	—	(10,114)	(28,969)	(31,978)	—
Surrenders	(176,680)	(13,676)	(117,146)	(8,219)	(13,132)	(80,455)	(158,364)	(4,645)
Loans	2,495	(239)	(6,118)	(407)	(1,993)	(9,555)	21,133	56
Cost of insurance and administrative expenses (note 4a)	(298,025)	(41,273)	(302,524)	(44,597)	(65,212)	(139,486)	(275,122)	(56,611)
Transfers (to) from the Guarantee Account	(3,291)	2,314	(10,341)	562	1,863	(1,575)	(6,532)	5,597
Transfers (to) from other subaccounts	89,331	52,695	(95,398)	84,266	6,152	20,593	37,863	165,579

Increase (decrease) in net assets from capital transactions (note 5)	16,377	100,330	(97,602)	132,512	62,563	(78,886)	(61,864)	257,340

Increase (decrease) in net assets	636,017	154,575	585,622	218,825	200,913	263,754	408,964	319,531
Net assets at beginning of year	6,027,200	451,321	5,364,572	602,975	1,332,609	3,539,899	5,236,031	433,942

Net assets at end of period	$6,663,217	605,896	5,950,194	821,800	1,533,522	3,803,654	5,644,995	753,473

Changes in units (note 5):
Units purchased	8,651	18,798	13,516	31,966	8,149	6,619	20,390	43,085
Units redeemed	(8,312)	(6,703)	(16,013)	(9,154)	(4,877)	(9,431)	(23,134)	(8,438)

Net increase (decrease) in units from capital transactions with policy owners during the Period ended June 30, 2003	339	12,095	(2,497)	22,812	3,271	(2,812)	(2,744)	34,647

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	12,212	1,156	1,442	(402)
Net realized gain (loss)	—	(67,698)	(2,086)	(29,281)	(3,059)
Unrealized appreciation (depreciation) on investments	—	204,275	27,471	72,434	52,571

Increase (decrease) in net assets from operations	—	148,789	26,541	44,595	49,110

From capital transactions:
Net premiums	—	122,685	74,911	40,195	127,747
Loan interest	—	(1,098)	(25)	(84)	69
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	(123)	—
Surrenders	—	(105,837)	(589)	(14,509)	(351)
Loans	—	17,521	—	(1,248)	107
Cost of insurance and administrative expenses (note 4a)	—	(98,231)	(20,255)	(24,733)	(38,585)
Transfers (to) from the Guarantee Account	—	(661)	2,323	(179)	2,184
Transfers (to) from other subaccounts	—	53,249	18,995	9,708	100,758

Increase (decrease) in net assets from capital transactions (note 5)	—	(12,372)	75,360	9,027	191,929

Increase (decrease) in net assets	—	136,417	101,901	53,623	241,039
Net assets at beginning of year	—	1,270,172	155,884	313,296	409,238

Net assets at end of period	$—	1,406,589	257,784	366,919	650,277

Changes in units (note 5):
Units purchased	—	20,934	12,409	7,975	26,458
Units redeemed	—	(22,201)	(2,753)	(6,503)	(4,463)

Net increase (decrease) in units from capital transactions with policy owners during the Period ended June 30, 2003	—	(1,267)	9,656	1,473	21,995

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(964)	(8,045)	(1,564)	(5,387)	17,171	(3,709)	(4,266)	(34,296)	(1,190)	(6,092)	(3,620)	(546)
Net realized gain (loss)	8,683	12,973	(52,677)	(48,068)	—	(63,501)	979	(424,010)	(6,297)	(35,020)	(34,800)	(3,901)
Unrealized appreciation (depreciation) on investments	5,954	76,470	99,822	243,768	7,696	199,996	211,813	1,556,490	27,987	202,844	149,588	23,948

Increase (decrease) in net assets from operations	13,673	81,398	45,581	190,313	24,867	132,786	208,526	1,098,184	20,500	161,732	111,168	19,501

From capital transactions:
Net premiums	20,729	118,210	58,241	339,683	2,595,378	196,706	87,192	1,237,935	118,104	113,197	157,591	92,201
Loan interest	(214)	(3,404)	(121)	(210)	(114)	(428)	(145)	(4,210)	(24)	(2,152)	(201)	(2)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	(211)	(342,432)	—	(341)	(46,311)	(49)	(28,620)	(12,334)	—
Surrenders	(3,947)	(12,954)	(7,705)	(33,421)	(488,770)	(13,496)	(27,079)	(227,761)	(238)	(38,135)	(24,623)	(4,870)
Loans	(2,538)	(211)	(3,049)	1,898	(69,612)	(70)	(5,830)	14,958	(333)	1,150	(1,291)	(588)
Cost of insurance and administrative expenses (note 4a)	(17,786)	(153,098)	(22,233)	(117,342)	(726,360)	(97,633)	(83,595)	(725,047)	(37,855)	(95,795)	(73,827)	(17,062)
Transfers (to) from the Guarantee Account	(13)	(856)	1,633	5,047	(18,137)	2,296	(482)	(13,522)	672	(4,912)	1,384	1,725
Transfers (to) from other subaccounts	9,656	(84,691)	18,032	(57,657)	(885,369)	133,484	21	17,913	31,607	48,242	40,820	(3,549)

Increase (decrease) in net assets from capital transactions (note 5)	5,885	(137,004)	44,798	137,787	64,584	220,859	(30,259)	253,955	111,884	(7,025)	87,519	67,855

Increase (decrease) in net assets	19,558	(55,606)	90,379	328,100	89,451	353,645	178,267	1,352,139	132,384	154,707	198,687	87,356
Net assets at beginning of year	246,822	2,391,219	445,879	1,504,823	12,165,876	972,458	1,199,472	9,743,920	342,773	1,741,656	1,012,817	151,411

Net assets at end of period	$266,380	2,335,613	536,258	1,832,923	12,255,327	1,326,103	1,377,739	11,096,061	475,157	1,896,363	1,211,504	238,767

Changes in units (note 5):
Units purchased	3,375	8,570	7,596	23,794	503,547	39,449	3,990	37,283	16,325	8,993	23,775	11,224
Units redeemed	(2,719)	(18,440)	(3,297)	(14,523)	(486,825)	(13,326)	(5,352)	(29,415)	(4,174)	(9,109)	(13,398)	(3,171)

Net increase (decrease) in units from capital transactions with policy owners during the Period ended June 30, 2003	657	(9,870)	4,299	9,271	16,722	26,123	(1,362)	7,868	12,151	(116)	10,377	8,053

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio Institutional Shares	Growth Portfolio — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(558)	(4,656)	—	46,027	7,548	308	(319)	18,565	(690)	(588)	(14,865)	(508)
Net realized gain (loss)	(8,785)	(12,554)	—	(81,111)	(9,062)	(183,552)	(3,463)	11,254	(10,325)	(13,434)	(472,868)	(7,674)
Unrealized appreciation (depreciation) on investments	18,531	121,014	—	332,426	64,856	377,560	22,232	15,253	34,996	46,314	960,694	24,201

Increase (decrease) in net assets from operations	9,188	103,804	—	297,342	63,342	194,316	18,450	45,072	23,981	32,292	472,961	16,019

From capital transactions:
Net premiums	13,891	113,789	—	361,927	199,104	226,764	55,277	59,977	24,819	25,783	486,800	31,247
Loan interest	99	(1,097)	—	(2,030)	(308)	(26)	(57)	(15)	(213)	(145)	(1,427)	(14)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	(79,140)	(51)	(7,418)	—	(103)	—	—	(6,399)	—
Surrenders	(6,317)	(29,899)	—	(130,571)	(11,222)	(106,764)	(423)	(48,476)	—	(6,634)	(161,742)	(3,924)
Loans	17	(2,323)	—	(8,719)	(1,872)	(3,935)	(551)	17,529	—	(82)	26,309	(483)
Cost of insurance and administrative expenses (note 4a)	(8,547)	(77,128)	—	(294,509)	(87,818)	(154,006)	(22,621)	(48,330)	(11,526)	(11,609)	(275,048)	(16,487)
Transfers (to) from the Guarantee Account	175	(349)	—	(8,440)	6,162	(1,015)	905	(418)	(97)	223	9,900	790
Transfers (to) from other subaccounts	1,003	(60,077)	—	73,754	73,766	(63,674)	(8,175)	105,226	13,821	45,926	(176,144)	8,934

Increase (decrease) in net assets from capital transactions (note 5)	321	(57,084)	—	(87,728)	177,761	(110,074)	24,355	85,390	26,804	53,462	(97,751)	20,063

Increase (decrease) in net assets	9,509	46,720	—	209,614	241,103	84,242	42,805	130,462	50,785	85,754	375,210	36,082
Net assets at beginning of year	189,598	1,402,615	—	5,026,073	1,022,393	2,434,711	192,578	821,010	179,358	133,671	4,200,253	136,475

Net assets at end of period	$199,107	1,449,335	—	5,235,687	1,263,496	2,518,953	235,383	951,472	230,143	219,425	4,575,463	172,557

Changes in units (note 5):
Units purchased	73,899	10,716	—	21,202	31,704	13,233	9,181	10,261	5,684	28,426	26,540	8,024
Units redeemed	(73,180)	(16,059)	—	(25,060)	(11,709)	(19,597)	(5,198)	(5,442)	(1,727)	(7,322)	(32,108)	(4,084)

Net increase (decrease) in units from capital transactions with policy owners during the Period ended June 30, 2003	719	(5,343)	—	(3,858)	19,995	(6,364)	3,983	4,819	3,957	21,104	(5,568)	3,940

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Janus Aspen Series (continued)
	International Growth Portfolio Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio Institutional Shares	Worldwide Growth Portfolio — Service Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$12,102	1,425	(12,101)	(718)	30,445	978
Net realized gain (loss)	(169,822)	(3,359)	(507,576)	(5,946)	(493,565)	(12,526)
Unrealized appreciation (depreciation) on investments	253,009	14,544	1,053,064	41,174	816,094	30,359

Increase (decrease) in net assets from operations	95,289	12,610	533,387	34,510	352,974	18,811

From capital transactions:
Net premiums	194,767	40,117	461,048	61,874	516,346	58,864
Loan interest	(916)	20	(2,272)	(69)	(2,703)	(85)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(359)	—	—	—	(44,805)	—
Surrenders	(13,609)	—	(76,118)	(2,098)	(126,425)	(6,736)
Loans	14,474	(59)	6,222	(305)	2,832	6
Cost of insurance and administrative expenses (note 4a)	(120,623)	(16,137)	(260,647)	(24,557)	(341,522)	(24,089)
Transfers (to) from the Guarantee Account	(3,782)	544	2,242	285	(2,174)	1,063
Transfers (to) from other subaccounts	(63,971)	23,026	(83,478)	(1,762)	(210,141)	(8,893)

Increase (decrease) in net assets from capital transactions (note 5)	5,981	47,511	46,997	33,368	(208,592)	20,130

Increase (decrease) in net assets	101,270	60,121	580,384	67,878	144,382	38,941
Net assets at beginning of year	1,755,494	182,257	3,405,693	195,356	5,865,355	265,224

Net assets at end of period	$1,856,765	242,378	3,986,077	263,235	6,009,737	304,164

Changes in units (note 5):
Units purchased	9,261	9,034	24,216	18,536	27,508	12,343
Units redeemed	(9,714)	(2,295)	(21,897)	(8,619)	(38,445)	(8,191)

Net increase (decrease) in units from capital transactions with policy owners during the Period ended June 30, 2003	(453)	6,739	2,319	9,917	(10,937)	4,152

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio

	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(433)	146	(565)	4,694	—	—
Net realized gain (loss)	(2,832)	(1,984)	(4,569)	(6,749)	18	—
Unrealized appreciation (depreciation) on investments	18,011	9,566	30,237	46,838	(9)	—

Increase (decrease) in net assets from operations	14,746	7,728	25,103	44,783	9	—

From capital transactions:
Net premiums	32,801	13,519	39,920	45,844	281	—
Loan interest	—	(52)	16	(1)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	(230)	—	(2,927)	(1,698)	—	—
Loans	—	—	40	9	—	—
Cost of insurance and administrative expenses (note 4a)	(11,587)	(6,218)	(13,298)	(17,765)	(46)	—
Transfers (to) from the Guarantee Account	(782)	(13)	1,085	7	—	—
Transfers (to) from other subaccounts	25,110	(622)	69,500	3,773	—	—

Increase (decrease) in net assets from capital transactions (note 5)	45,312	6,614	94,336	30,169	235	—

Increase (decrease) in net assets	60,058	14,342	119,439	74,952	244	—
Net assets at beginning of year	112,518	83,223	149,371	210,520	—	—

Net assets at end of period	$172,576	97,565	268,810	285,473	244	—

Changes in units (note 5):
Units purchased	10,239	2,107	16,748	7,604	28	—
Units redeemed	(2,089)	(1,074)	(2,454)	(2,978)	(5)	—

Net increase (decrease) in units from capital transactions with policy owners during the Period ended June 30, 2003	8,150	1,033	14,294	4,626	23	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(10,075)	(1)	73,657	2,946	—	1,069	195,789	2,215	(1)	33,051
Net realized gain (loss)	(284,300)	127	8,035	(196,033)	21	(12,771)	(68,044)	(7,264)	7	(27,033)
Unrealized appreciation (depreciation) on investments	678,696	(83)	(14,029)	626,497	(67)	46,980	249,133	43,437	41	123,787

Increase (decrease) in net assets from operations	384,321	43	67,663	433,410	(46)	35,278	376,878	38,388	47	129,805

From capital transactions:
Net premiums	325,318	1,710	94,750	291,164	28	87,791	115,421	96,990	1,197	80,573
Loan interest	(419)	—	(1,566)	(258)	—	(2)	(3,725)	(173)	—	(251)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(5,879)	—	—	(12,128)	—	—	—	—	—	(47,635)
Surrenders	(133,704)	—	(159,408)	(148,018)	—	(10,670)	(32,512)	(1,522)	—	(31,304)
Loans	14,031	—	(1,951)	(5,720)	—	—	(90)	(682)	—	4,664
Cost of insurance and administrative expenses (note 4a)	(184,947)	(296)	(99,162)	(204,274)	(20)	(29,989)	(113,749)	(37,210)	(78)	(69,228)
Transfers (to) from the Guarantee Account	(2,138)	—	(1,020)	(9,860)	—	698	410	(500)	(2)	(4,905)
Transfers (to) from other subaccounts	(76,254)	—	37,424	47,767	1,383	(2,270)	14,334	12,679	386	32,197

Increase (decrease) in net assets from capital transactions (note 5)	(63,992)	1,414	(130,933)	(41,327)	1,391	45,558	(19,911)	69,582	1,503	(35,889)

Increase (decrease) in net assets	320,329	1,457	(63,270)	392,083	1,345	80,836	356,967	107,970	1,550	93,916
Net assets at beginning of year	2,933,837	—	1,378,032	3,716,867	—	262,412	2,657,810	342,941	—	1,221,162

Net assets at end of period	$3,254,166	1,457	1,314,762	4,108,950	1,345	343,248	3,014,777	450,911	1,550	1,315,078

Changes in units (note 5):
Units purchased	9,550	161	4,430	11,100	128	13,193	4,058	16,019	147	4,134
Units redeemed	(11,290)	(28)	(8,785)	(12,131)	(2)	(6,406)	(4,693)	(5,735)	(7)	(5,225)

Net increase (decrease) in units from capital transactions with policy owners during the Period ended June 30, 2003	(1,740)	133	(4,355)	(1,031)	126	6,787	(635)	10,284	140	(1,091)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Class II Shares	OTC Fund
	Period ended June 30, 2003		Period ended June 30, 2003				Period ended June 30, 2003		Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,880)	(2,083)	419	7,944	7,057	12,729	—	—	(150)
Net realized gain (loss)	(102,953)	(41,094)	288	2,345	5,541	12,667	—	—	(1,655)
Unrealized appreciation (depreciation) on investments	159,769	126,686	479	20,347	18,212	14,027	—	—	10,052

Increase (decrease) in net assets from operations	54,936	83,509	1,186	30,636	30,810	39,423	—	—	8,247

From capital transactions:
Net premiums	59,074	78,376	15,153	47,921	130,218	218,234	—	—	12,984
Loan interest	(998)	541	(9)	(85)	42	(325)	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(55)	(54)	—	—	—
Surrenders	(4,320)	(6,900)	(192)	(2,366)	(17,435)	(8,932)	—	—	(93)
Loans	(2,076)	9,308	(82)	13	(1,623)	(95)	—	—	—
Cost of insurance and administrative expenses (note 4a)	(41,402)	(45,583)	(5,841)	(18,786)	(41,049)	(56,867)	—	—	(4,341)
Transfers (to) from the Guarantee Account	(533)	(212)	(14)	739	572	1,486	—	—	(2)
Transfers (to) from other subaccounts	(54,039)	1,676	5,033	13,084	10,622	143,993	—	—	(2,094)

Increase (decrease) in net assets from capital transactions (note 5)	(44,294)	37,206	14,048	40,520	81,292	297,440	—	—	6,454

Increase (decrease) in net assets	10,642	120,715	15,234	71,156	112,102	336,863	—	—	14,701
Net assets at beginning of year	606,508	564,064	32,707	187,116	489,829	816,928	—	—	37,117

Net assets at end of period	$617,150	684,779	47,941	258,271	601,932	1,153,790	—	—	51,818

Changes in units (note 5):
Units purchased	9,032	6,805	1,694	6,024	10,421	28,552	—	—	4,091
Units redeemed	(15,722)	(3,973)	(514)	(2,066)	(4,450)	(5,197)	—	—	(2,057)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	(6,690)	2,832	1,180	3,958	5,971	23,355	—	—	2,034

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

(Unaudited)

	Salomon Brothers Variable Series Funds Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	(1,911)	(1,954)	(505)	53	(2)
Net realized gain (loss)	28	(23,527)	11,262	(1,237)	—	14
Unrealized appreciation (depreciation) on investments	(28)	100,493	41,470	12,618	1,345	43

Increase (decrease) in net assets from operations	—	75,055	50,778	10,876	1,398	55

From capital transactions:
Net premiums	49	19,597	39,407	9,741	11,567	1,238
Loan interest	—	29	(180)	(4)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	—	(5,784)	(21,051)	(1,592)	—	—
Loans	—	—	(2,532)	(2,525)	—	—
Cost of insurance and administrative expenses (note 4a)	(28)	(25,068)	(39,142)	(8,105)	(1,823)	(445)
Transfers (to) from the Guarantee Account	—	(492)	(658)	(143)	(207)	33

Transfers (to) from other subaccounts	—	43,804	103,524	6,327	699	—

Increase (decrease) in net assets from capital transactions (note 5)	21	32,086	79,368	3,699	10,236	826
Increase (decrease) in net assets	21	107,141	130,146	14,575	11,634	881
Net assets at beginning of year	—	556,837	497,347	142,548	4,007	244

Net assets at end of period	$21	663,978	627,493	157,123	15,641	1,125

Changes in units (note 5):
Units purchased	5	4,295	11,049	1,519	1,431	161
Units redeemed	(3)	(2,089)	(4,863)	(1,156)	(213)	(58)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	2	2,206	6,186	363	1,218	103

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 2003

(Unaudited)

(1)	Description of Entity

GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity.

GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (“GE Capital”) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (“GECA”). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (“Harvest”) merged into the Company on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (“Federal”), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

GE Financial Assurance indirectly owns approximately ninety-seven percent of GE Life & Annuity’s outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company (“GE Capital Assurance”) and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of GE Life & Annuity’s outstanding common stock, and Federal, which owns approximately twelve percent of GE Life & Annuity’s outstanding common stock, are indirectly owned by GE Financial Assurance. The 800 or 3% remaining shares of GE Life & Annuity’s outstanding common stock are owned by Phoenix Life Insurance Company, Inc. (“Phoenix”). All of GE Life & Annuity’s outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”), a New York corporation.

During May 2003, the following portfolios were added to the Account:

AIM Variable Insurance Funds

AIM V.I. Basic Value Fund — Series II Shares

AllianceBerstein Variable Products Series Fund, Inc.

Technology Portfolio — Class B

Eaton Vance Variable Trust

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

Federated Insurance Series

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Dynamic Capital Appreciation Portfolio —      Service Class 2

Greenwich Street Series Fund

Salomon Brothers Variable Emerging Growth Fund —    Class II

Nations Separate Account Trust

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds

Oppenheimer Main Street Small Cap Fund/VA —      Service Shares

Salomon Brothers Variable Series Funds Inc

All Cap Fund — Class II

The Prudential Series Fund, Inc.

Jennison 20/20 Focus Portfolio — Class II Shares

Jennison Portfolio — Class II Shares

All designated portfolios described above are series type mutual funds

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Class

There are three unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type III units are sold under policy forms P1258 and P1259. An indefinite number of units in each class is authorized. Each unit type has its own expense structure. Policy form numbers P1096, P1250CR, and P1250 are no longer available for sale although additional premium may still be accepted under the terms of the policy.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchase and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the period ended June 30, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Aim Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares	$27,029	$8
AIM V.I. Capital Appreciation Fund — Series I Shares	49,139	22,908
AIM V.I. Growth Fund — Series I Shares	39,595	28,885
AIM V.I. Premier Equity Fund — Series I Shares	73,181	59,602
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares	357,558	449,959
Alger American Small Capitalization Portfolio — Class O Shares	382,960	371,427
AllianceBernstein Variable Product Series Fund, Inc.:
Growth and Income Portfolio — Class B	393,220	206,078
Premier Growth Portfolio — Class B	76,998	43,886
Quasar Portfolio — Class B	18,620	6,171
Technology Portfolio — Class B	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	$41,082	$13,443
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	15,836	8,946
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund	136	20
VT Worldwide Health Sciences Fund	19	9
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	294,069	301,140
Federated Capital Income Fund II	44,265	31,422
Federated High Income Bond Fund II — Primary Shares	231,529	166,803
Federated High Income Bond Fund II — Service Shares	62,388	37,997
Federated International Small Company Fund II	6,860	2,394
Federated Kaufmann Fund II — Service Shares	—	—
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class	1,067,441	956,061
VIP Equity-Income Portfolio — Service Class 2 Shares	176,073	70,235
VIP Growth Portfolio — Initial Class	800,946	915,736
VIP Growth Portfolio — Service Class 2 Shares	273,121	143,499
VIP Overseas Portfolio — Initial Class	267,412	203,258
Fidelity Variable Insurance Products Fund (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class	525,337	483,181
VIP II Contrafund® Portfolio — Initial Class	703,281	762,448
VIP II Contrafund® Portfolio — Service Class 2 Shares	345,196	83,652
Fidelity Variable Insurance Products Fund (VIP III):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	—
VIP III Growth & Income Portfolio — Initial Class	321,247	321,042
VIP III Growth & Income Portfolio — Service Class 2 Shares	102,372	25,885
VIP III Growth Opportunities Portfolio — Initial Class	123,159	119,241
VIP III Mid Cap Portfolio — Service Class 2 Shares	254,041	64,197
GE Investments Funds, Inc.:
Global Income Fund	85,667	80,810
Income Fund	590,787	733,307
International Equity Fund	183,564	140,649
Mid-Cap Value Equity Fund	679,301	549,148
Money Market Fund	6,350,657	6,249,904
Premier Growth Equity Fund	556,076	332,518
Real Estate Securities Fund	263,777	291,987
S&P 500® Index Fund	2,095,932	1,856,516
Small-Cap Value Equity Fund	207,508	91,515
Total Return Fund	354,835	368,531
U.S. Equity Fund	300,429	207,853
Value Equity Fund	112,492	36,877
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund	147,241	149,809
Goldman Sachs Mid Cap Value Fund	323,545	381,406
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Janus Aspen Series:
Balanced Portfolio — Institutional Shares	$678,009	$731,227
Balanced Portfolio — Service Shares	344,365	159,257
Capital Appreciation Portfolio — Institutional Shares	360,855	477,870
Capital Appreciation Portfolio — Service Shares	63,985	39,553
Flexible Income Portfolio — Institutional Shares	340,167	233,070
Global Life Sciences Portfolio — Service Shares	62,980	36,770
Global Technology Portfolio — Service Shares	80,290	27,294
Growth Portfolio — Institutional Shares	709,204	827,373
Growth Portfolio — Service Shares	53,891	33,897
International Growth Portfolio — Institutional Shares	347,718	329,188
International Growth Portfolio — Service Shares	94,987	37,217
Mid Cap Growth Portfolio — Institutional Shares	69,596	36,250
Mid Cap Growth Portfolio — Service Shares	620,089	586,356
Worldwide Growth Portfolio — Institutional Shares	770,559	961,559
Worldwide Growth Portfolio — Service Shares	75,810	54,624
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	62,063	18,466
MFS® Investors Trust Series — Service Class Shares	20,326	12,060
MFS® New Discovery Series — Service Class Shares	137,507	44,326
MFS® Utilities Series — Service Class Shares	75,172	37,475
Nations Separate Account Trust:
Nations Marsico Growth Portfolio	281	46
Nations Marsico International Opportunities Portfolio	—	—
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	398,888	477,210
Oppenheimer Aggressive Growth Fund/VA — Service Shares	1,710	296
Oppenheimer Bond Fund/VA	475,589	521,233
Oppenheimer Capital Appreciation Fund/VA	652,902	692,585
Oppenheimer Capital Appreciation Fund/VA — Service Shares	1,411	21
Oppenheimer Global Securities Fund/VA — Service Shares	134,004	84,269
Oppenheimer High Income Fund/VA	492,349	318,504
Oppenheimer Main Street Fund/VA — Service Shares	131,312	59,820
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	1,516	131
Oppenheimer Multiple Strategies Fund/VA	203,003	204,344
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	192,938	238,915
PBHG Large Cap Growth Portfolio	112,272	77,405
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	24,641	10,175
High Yield Portfolio — Administrative Class Shares	148,631	100,852
Long-Term U.S. Government Portfolio — Administrative Class Shares	424,363	337,116
Total Return Portfolio — Administrative Class Shares	689,486	335,074
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Portfolio — Class II Shares	—	—
Jennison Portfolio — Class II Shares	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Rydex Variable Trust:
OTC Fund	$16,277	$10,115
Salomon Brothers Variable Series Funds Inc:
Salomon Brothers Variable All Cap Fund — Class II	49	28
Salomon Brothers Variable Investors Fund — Class I	120,299	88,271
Salomon Brothers Variable Strategic Bond Fund — Class I	226,091	150,858
Salomon Brothers Variable Total Return Fund — Class I	77,353	74,904
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	12,345	3,013
Emerging Growth Portfolio — Class II Shares	1,342	516

(4)	Related Party Transactions

(a)  GE Life & Annuity

Type I Units (Policy P1096 and P1251)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before it is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 5.0% from each premium payment is assessed before the premium is allocated to the subaccounts. In addition, Policy P1096 has a deferred sales charge of up to 45% of the designated premium for the insured’s age, gender, rate class and specified amount at issue. This charge is deducted from the policy’s cash value in equal installments at the beginning of each of the policy years two through ten.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an annualized rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for Policy P1251 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $.20 per $1,000 of initial specified amount, an expense charge for any increase in specified amount of up to $.20 per $1,000 of increase and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. For Policy P1251, the surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender, (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first six policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the younger insured attains age 100, whichever is earlier. The

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

surrender charge will not exceed $60 per $1,000 of specified amount. For Policy P1096, if the policy is surrendered during the first nine policy years, a surrender charge will be deducted. The surrender charge is calculated by multiplying a factor times the initial specified amount, divided by 1,000. The surrender charge factor varies by age ranging from $2.50 for issue ages 0 through 30 to $7.50 at issue ages above 60, subject to a maximum charge of $500. The surrender charge remains level for the first five policy years and then decreases each year at the beginning of the policy years six through 10 by 20% of the initial amount. There is an additional surrender charge in policy years 1 through 9 equal to the uncollected deferred sales charge.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Units (Policy Form P1250 and P1250CR)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an annualized rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the insured attains age 95, whichever is earlier. For Policy 1250, the surrender charge is guaranteed not to exceed $50.65 per $1,000 of Specified Amount. For policy 1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of Specified Amount.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month. Policies issued on policy form P1250 and marketed under the name of GE Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Type III Units (Policy Form P1258 and P1259)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A mortality and expense risk charge is deducted monthly from a policy’s assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to an annualized rate of .40% of the first $50,000 of the policy’s unloaned assets in the subaccounts (.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of .05% of the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Life & Annuity does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, the Mortality and Expense Risk Charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $.83 per $1,000 of specified amount for the first 10 policy years and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the surrender period. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both insured’s. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

GE Life & Annuity reserves the right to assess a maximum partial surrender fee of the lesser of $25, or 2%, of the amount surrendered is assessed on all partial surrenders. Currently, this partial surrender processing fee is not assessed.

Certain policy owners (Policy form P1258 and Policy Form 1259) may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share value between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits accrued and payable to GE Life & Annuity.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(e)  GE Investment Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .50% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500 Index Fund, .80% for the Small-Cap Value Equity Fund, .50% for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended June 30, 2003 is reflected in the Statement of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the year or lessor period ended June 30, 2003, follows as Schedule I.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type III units are zero because the expenses are deducted monthly by a redemption of units.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

The total return below represents the annual total return for the period or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return on the following pages.

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I		Unit Value	000s
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	82,872	$15.19	$1,259	0.70%	0.00%	16.40%
Alger American Small Capitalization Portfolio — Class O Shares	103,358	7.48	773	0.70%	0.00%	14.90%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	1,674	10.82	18	0.70%	2.35%	8.20%
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	18,956	15.21	288	0.70%	3.29%	10.06%
Federated Capital Income Fund II	10,149	12.41	126	0.70%	13.47%	8.57%
Federated High Income Bond Fund II — Primary Shares	17,519	16.39	287	0.70%	14.89%	12.80%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	126,140	43.53	5,491	0.70%	3.83%	10.31%
VIP Growth Portfolio — Initial Class	96,789	46.04	4,456	0.70%	0.58%	13.06%
VIP Overseas Portfolio — Initial Class	62,595	20.87	1,306	0.70%	1.86%	9.96%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	122,304	29.01	3,548	0.70%	7.36%	9.76%
VIP II Contrafund® Portfolio — Initial Class	113,890	26.25	2,990	0.70%	0.98%	9.19%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Initial Class	30,234	13.95	422	0.70%	2.55%	12.14%
VIP III Growth Opportunities Portfolio — Initial Class	12,760	9.66	123	0.70%	1.53%	12.59%
VIP III Mid Cap Portfolio — Service Class 2	827	11.06	9	0.70%	0.59%	10.60%
GE Investments Funds, Inc.
Global Income Fund	7,294	12.41	91	0.70%	0.00%	4.64%
Income Fund	46,058	13.91	641	0.70%	0.00%	3.42%
International Equity Fund	15,711	10.84	170	0.70%	0.00%	9.83%
Mid-Cap Value Equity Fund	27,761	16.73	464	0.70%	0.00%	12.06%
Money Market Fund	183,395	19.49	3,574	0.70%	1.42%	0.10%
Premier Growth Equity Fund	34,907	8.84	309	0.70%	0.00%	12.47%
Real Estate Securities Fund	23,370	25.52	596	0.70%	0.00%	17.77%
S&P 500® Index Fund	88,279	42.32	3,736	0.70%	0.00%	11.16%
Small-Cap Value Equity Fund	92	10.80	1	0.70%	0.00%	8.00%
Total Return Fund	30,876	39.48	1,219	0.70%	0.00%	9.15%
U.S. Equity Fund	11,933	10.03	120	0.70%	0.00%	9.62%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I		Unit Value	000s
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	5,739	$7.53	$43	0.70%	0.00%	7.88%
Goldman Sachs Mid Cap Value Fund	37,639	12.53	472	0.70%	0.00%	8.11%
Janus Aspen Series
Balanced Portfolio — Institutional Shares	86,533	22.58	1,954	0.70%	2.49%	5.91%
Capital Appreciation Portfolio — Institutional Shares	22,420	18.77	421	0.70%	0.71%	8.37%
Flexible Income Portfolio — Institutional Shares	17,719	18.03	319	0.70%	4.96%	5.32%
Global Life Sciences Portfolio — Service Shares	4,888	7.43	36	0.70%	0.00%	11.90%
Global Technology Portfolio — Service Shares	12,965	2.94	38	0.70%	0.00%	17.60%
Growth Portfolio — Institutional Shares	121,082	17.99	2,178	0.70%	0.00%	11.32%
International Growth Portfolio — Institutional Shares	44,041	14.50	639	0.70%	2.12%	6.15%
Mid Cap Growth Portfolio — Institutional Shares	110,061	17.46	1,922	0.70%	0.00%	15.86%
Worldwide Growth Portfolio — Institutional Shares	158,294	20.25	3,205	0.70%	1.75%	6.24%
MFS® Variable Insurance Trust
MFS® New Discovery Series — Service Class Shares	345	10.84	4	0.70%	0.00%	8.40%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	60,028	40.48	2,430	0.70%	0.00%	13.33%
Oppenheimer Bond Fund/VA	22,634	29.78	674	0.70%	11.18%	4.82%
Oppenheimer Capital Appreciation Fund/VA	53,196	51.07	2,717	0.70%	0.84%	11.97%
Oppenheimer High Income Fund/VA	47,371	38.02	1,801	0.70%	14.65%	14.35%
Oppenheimer Multiple Strategies Fund/VA	23,855	36.79	878	0.70%	6.03%	10.98%
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	22,777	8.49	193	0.70%	0.00%	11.13%
PBHG Large Cap Growth Portfolio	19,310	14.00	270	0.70%	0.00%	14.38%
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class Shares	245	10.13	2	0.70%	3.71%	1.30%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund — Class I	26,513	12.81	340	0.70%	0.00%	14.17%
Salomon Brothers Variable Strategic Bond Fund — Class I	12,941	13.64	177	0.70%	0.00%	9.21%
Salomon Brothers Variable Total Return Fund — Class I	8,045	11.21	90	0.70%	0.00%	7.38%

Type II
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund — Series II Shares	2,374	11.04	26	0.70%	0.00%	10.40%
AIM V.I. Capital Appreciation Fund — Series I Shares	32,087	4.94	159	0.70%	0.00%	11.01%
AIM V.I. Growth Fund — Series I Shares	37,629	3.96	149	0.70%	0.00%	13.47%
AIM V.I. Premier Equity Fund — Series I Shares	42,705	6.03	258	0.70%	0.00%	10.04%
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	108,788	15.19	1,652	0.70%	0.00%	16.40%
Alger American Small Capitalization Portfolio —Class O Shares	80,823	7.48	605	0.70%	0.00%	14.90%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II		Unit Value	000s
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	102,901	$9.00	$926	0.70%	2.35%	14.80%
Premier Growth Portfolio — Class B	32,100	5.29	170	0.70%	0.00%	9.30%
Quasar Portfolio — Class B	10,164	5.72	58	0.70%	0.00%	16.97%
Technology Portfolio — Class B	22	10.89	—	0.70%	0.00%	8.90%
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	6,703	10.11	68	0.70%	0.27%	15.41%
The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	8,791	5.20	46	0.70%	0.01%	9.94%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	12	10.06	—	0.70%	0.00%	0.60%
VT Worldwide Health Sciences Fund	1	11.15	—	0.70%	0.00%	11.50%
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	22,654	15.21	345	0.70%	3.29%	10.06%
Federated Capital Income Fund II	14,188	12.41	176	0.70%	13.47%	8.57%
Federated High Income Bond Fund II — Primary Shares	24,641	16.39	404	0.70%	14.89%	12.80%
Federated High Income Bond Fund II — Service Shares	9,981	10.58	106	0.70%	14.30%	12.55%
Federated International Small Company Fund II	5,879	5.66	33	0.70%	0.00%	15.27%
Federated Kaufmann Fund II — Service Shares	—	11.30	—	0.70%	0.00%	13.00%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	26,933	43.53	1,172	0.70%	3.83%	10.31%
VIP Equity-Income Portfolio — Service Class 2	64,376	8.85	570	0.70%	3.26%	10.21%
VIP Growth Portfolio — Initial Class	32,452	46.04	1,494	0.70%	0.58%	13.06%
VIP Growth Portfolio — Service Class 2	129,994	5.58	725	0.70%	0.24%	12.96%
VIP Overseas Portfolio — Initial Class	10,885	20.87	227	0.70%	1.86%	9.96%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	8,812	29.01	256	0.70%	7.36%	9.76%
VIP II Contrafund® Portfolio — Initial Class	101,164	26.25	2,656	0.70%	0.98%	9.19%
VIP II Contrafund® Portfolio — Service Class 2	87,942	7.93	697	0.70%	0.56%	9.08%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio —Service Class 2	—	10.75	—	0.70%	0.00%	7.50%
VIP III Growth & Income Portfolio — Initial Class	70,601	13.95	985	0.70%	2.55%	12.14%
VIP III Growth & Income Portfolio — Service Class 2	27,921	7.94	222	0.70%	1.75%	11.99%
VIP III Growth Opportunities Portfolio — Initial Class	25,225	9.66	244	0.70%	1.53%	12.59%
VIP III Mid Cap Portfolio — Service Class 2	65,853	9.27	610	0.70%	0.59%	8.42%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II		Unit Value	000s
GE Investments Funds, Inc.
Global Income Fund	14,172	$12.41	$176	0.70%	0.00%	4.64%
Income Fund	120,642	13.91	1,678	0.70%	0.00%	3.42%
International Equity Fund	33,762	10.84	366	0.70%	0.00%	9.83%
Mid-Cap Value Equity Fund	78,719	16.73	1,317	0.70%	0.00%	12.06%
Money Market Fund	429,445	19.49	8,370	0.70%	1.42%	0.10%
Premier Growth Equity Fund	109,968	8.84	972	0.70%	0.00%	12.47%
Real Estate Securities Fund	30,619	25.52	781	0.70%	0.00%	17.77%
S&P 500® Index Fund	172,077	42.32	7,282	0.70%	0.00%	11.16%
Small-Cap Value Equity Fund	34,772	10.59	368	0.70%	0.00%	3.32%
Total Return Fund	17,159	39.48	677	0.70%	0.00%	9.15%
U.S. Equity Fund	104,331	10.03	1,046	0.70%	0.00%	9.62%
Value Equity Fund	18,950	8.06	153	0.70%	0.00%	9.07%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	20,705	7.53	156	0.70%	0.00%	7.88%
Goldman Sachs Mid Cap Value Fund	78,035	12.53	978	0.70%	0.00%	8.11%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund —Class II	—	10.95	—	0.70%	0.00%	9.50%
Janus Aspen Series
Balanced Portfolio — Institutional Shares	145,348	22.58	3,282	0.70%	2.49%	5.91%
Balanced Portfolio — Service Shares	135,631	9.01	1,222	0.70%	2.04%	5.75%
Capital Appreciation Portfolio — Institutional Shares	111,787	18.77	2,098	0.70%	0.71%	8.37%
Capital Appreciation Portfolio — Service Shares	32,747	5.78	189	0.70%	0.32%	8.24%
Flexible Income Portfolio — Institutional Shares	35,054	18.03	632	0.70%	4.96%	5.32%
Global Life Sciences Portfolio — Service Shares	25,709	7.43	191	0.70%	0.00%	11.90%
Global Technology Portfolio — Service Shares	60,710	2.94	178	0.70%	0.00%	17.60%
Growth Portfolio — Institutional Shares	133,259	17.99	2,397	0.70%	0.00%	11.32%
Growth Portfolio — Service Shares	33,909	5.00	170	0.70%	0.00%	11.36%
International Growth Portfolio — Institutional Shares	84,017	14.50	1,218	0.70%	2.12%	6.15%
International Growth Portfolio — Service Shares	30,784	5.16	159	0.70%	2.03%	5.95%
Mid Cap Growth Portfolio — Service Shares	118,244	17.46	2,065	0.70%	0.00%	15.86%
Mid Cap Growth Portfolio — Institutional Shares	68,425	3.39	232	0.70%	0.00%	15.70%
Worldwide Growth Portfolio — Institutional Shares	138,491	20.25	2,804	0.70%	1.75%	6.24%
Worldwide Growth Portfolio — Service Shares	52,552	5.23	275	0.70%	1.36%	6.09%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	30,611	5.25	161	0.70%	0.00%	12.42%
MFS® Investors Trust Series — Service Class Shares	13,914	6.87	96	0.70%	1.01%	8.36%
MFS® New Discovery Series — Service Class Shares	31,332	6.44	202	0.70%	0.00%	12.20%
MFS® Utilities Series — Service Class Shares	41,699	6.74	281	0.70%	4.71%	20.57%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	23	10.83	—	0.70%	0.00%	8.30%
Nations Marsico International Opportunities Portfolio	—	10.90	—	0.70%	0.00%	9.00%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II		Unit Value	000s
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	20,362	$40.48	$824	0.70%	0.00%	13.33%
Oppenheimer Aggressive Growth Fund/VA — Service Shares	—	10.97	—	0.70%	0.00%	9.70%
Oppenheimer Bond Fund/VA	21,516	29.78	641	0.70%	11.18%	4.82%
Oppenheimer Capital Appreciation Fund/VA	27,263	51.07	1,392	0.70%	0.84%	11.97%
Oppenheimer Capital Appreciation Fund/VA — Service Shares	126	10.66	1	0.70%	0.00%	6.60%
Oppenheimer Global Securities Fund/VA — Service Shares	43,774	7.20	315	0.70%	1.42%	11.28%
Oppenheimer High Income Fund/VA	31,925	38.02	1,214	0.70%	14.65%	14.35%
Oppenheimer Main Street Fund/VA — Service Shares	58,744	7.07	415	0.70%	1.82%	9.78%
Oppenheimer Main Street Small Cap Fund/VA —Service Shares	44	11.13	—	0.70%	0.00%	11.30%
Oppenheimer Multiple Strategies Fund/VA	11,891	36.79	437	0.70%	6.03%	10.98%
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	49,917	8.49	424	0.70%	0.00%	11.13%
PBHG Large Cap Growth Portfolio	29,605	14.00	414	0.70%	0.00%	14.38%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	3,545	12.24	43	0.70%	2.71%	3.03%
High Yield Portfolio — Administrative Class Shares	20,361	11.18	228	0.70%	7.52%	14.43%
Long-Term U.S. Government Portfolio —Administrative Class Shares	41,827	14.05	588	0.70%	3.18%	5.88%
Total Return Portfolio — Administrative Class Shares	81,625	12.58	1,027	0.70%	3.71%	4.05%
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II Shares	—	10.58	—	0.70%	0.00%	5.80%
Jennison Portfolio — Class II Shares	—	10.57	—	0.70%	0.00%	5.70%
Rydex Variable Trust
OTC Fund	16,434	3.05	50	0.70%	0.00%	20.55%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	2	10.93	—	0.70%	0.00%	9.30%
Salomon Brothers Variable Investors Fund — Class I	25,321	12.81	324	0.70%	0.00%	14.17%
Salomon Brothers Variable Strategic Bond Fund — Class I	33,064	13.64	451	0.70%	0.00%	9.21%
Salomon Brothers Variable Total Return Fund — Class I	5,972	11.21	67	0.70%	0.00%	7.38%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	995	9.11	9	0.70%	1.81%	12.61%
Emerging Growth Portfolio — Class II Shares	70	8.25	1	0.70%	0.00%	13.01%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III		Unit Value	000s
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund — Series II Shares	—	$11.06	$—	0.00%	0.00%	0.11%
AIM V.I. Capital Appreciation Fund — Series I Shares	732	8.87	6	0.00%	0.00%	11.43%
AIM V.I. Growth Fund — Series I Shares	595	8.46	5	0.00%	0.00%	13.86%
AIM V.I. Premier Equity Fund — Series I Shares	1,258	8.38	11	0.00%	0.00%	10.41%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	13,717	9.64	132	0.00%	2.35%	15.31%
Premier Growth Portfolio — Class B	469	8.47	4	0.00%	0.00%	9.72%
Quasar Portfolio — Class B	195	8.60	2	0.00%	0.00%	17.17%
Technology Portfolio — Class B	—	10.90	—	0.00%	0.00%	9.00%
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	603	11.25	7	0.00%	0.27%	15.74%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	459	8.24	4	0.00%	0.01%	10.16%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	—	10.08	—	0.00%	0.00%	0.80%
VT Worldwide Health Sciences Fund	—	11.16	—	0.00%	0.00%	11.60%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	526	11.31	6	0.00%	14.30%	12.87%
Federated International Small Company Fund II	438	9.76	4	0.00%	0.00%	15.78%
Federated Kaufmann Fund II — Service Shares	—	11.31	—	0.00%	0.00%	13.10%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	3,760	9.63	36	0.00%	3.26%	10.56%
VIP Growth Portfolio — Service Class 2	11,582	8.33	96	0.00%	0.24%	13.33%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	5,547	10.12	56	0.00%	0.56%	9.52%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	10.77	—	0.00%	0.00%	7.70%
VIP III Growth & Income Portfolio — Service Class 2	3,654	9.88	36	0.00%	1.75%	12.40%
VIP III Mid Cap Portfolio — Service Class 2	3,084	9.96	31	0.00%	0.59%	8.85%
GE Investments Funds, Inc.
Income Fund	1,515	11.16	17	0.00%	0.00%	3.81%
Mid-Cap Value Equity Fund	5,205	9.91	52	0.00%	0.00%	12.49%
Money Market Fund	30,606	10.18	312	0.00%	1.42%	0.49%
Premier Growth Equity Fund	4,931	9.22	45	0.00%	0.00%	12.99%
Real Estate Securities Fund	—	10.85	—	0.00%	0.00%	8.50%
S&P 500® Index Fund	8,575	9.12	78	0.00%	0.00%	11.63%
Small-Cap Value Equity Fund	11,605	9.13	106	0.00%	0.00%	3.63%
Total Return Fund	—	10.51	—	0.00%	0.00%	5.10%
U.S. Equity Fund	4,913	9.25	45	0.00%	0.00%	9.99%
Value Equity Fund	9,221	9.33	86	0.00%	0.00%	9.51%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	10.96	—	0.00%	0.00%	9.60%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III		Unit Value	000s
Janus Aspen Series
Balanced Portfolio — Service Shares	4,108	$10.11	$42	0.00%	2.04%	6.20%
Capital Appreciation Portfolio — Service Shares	4,759	9.69	46	0.00%	0.32%	8.63%
Global Life Sciences Portfolio — Service Shares	333	8.46	3	0.00%	0.00%	12.35%
Global Technology Portfolio — Service Shares	371	7.64	3	0.00%	0.00%	18.27%
Growth Portfolio — Service Shares	346	8.74	3	0.00%	0.00%	11.62%
International Growth Portfolio — Service Shares	9,669	8.64	84	0.00%	2.03%	6.27%
Mid Cap Growth Portfolio — Service Shares	3,300	9.48	31	0.00%	0.00%	16.03%
Worldwide Growth Portfolio — Service Shares	3,407	8.61	29	0.00%	1.36%	6.56%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	1,350	8.80	12	0.00%	0.00%	12.97%
MFS® Investors Trust Series — Service Class Shares	219	9.04	2	0.00%	1.01%	8.78%
MFS® New Discovery Series — Service Class Shares	7,691	8.23	63	0.00%	0.00%	12.59%
MFS® Utilities Series — Service Class Shares	421	10.56	4	0.00%	4.71%	20.96%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	—	10.85	—	0.00%	0.00%	8.50%
Nations Marsico International Opportunities Portfolio	—	10.92	—	0.00%	0.00%	9.20%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA — Service Shares	133	10.98	1	0.00%	0.00%	9.80%
Oppenheimer Capital Appreciation Fund/VA — Service Shares	—	10.67	—	0.00%	0.00%	6.70%
Oppenheimer Global Securities Fund/VA — Service Shares	3,091	9.09	28	0.00%	1.42%	11.67%
Oppenheimer Main Street Fund/VA — Service Shares	3,838	9.28	36	0.00%	1.82%	10.21%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	95	11.15	1	0.00%	0.00%	11.50%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	412	11.06	5	0.00%	2.71%	3.46%
High Yield Portfolio — Administrative Class Shares	2,707	11.32	31	0.00%	7.52%	14.81%
Long-Term U.S. Government Portfolio — Administrative Class Shares	1,180	12.12	14	0.00%	3.18%	6.32%
Total Return Portfolio — Administrative Class Shares	11,118	11.20	125	0.00%	3.71%	4.48%
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II Shares	—	10.59	—	0.00%	0.00%	5.90%
Jennison Portfolio — Class II Shares	—	10.58	—	0.00%	0.00%	5.80%
Rydex Variable Trust
OTC Fund	213	7.99	2	0.00%	0.00%	20.88%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	—	10.94	—	0.00%	0.00%	9.40%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	716	9.19	7	0.00%	1.81%	13.04%
Emerging Growth Portfolio — Class II Shares	66	8.31	1	0.00%	0.00%	13.22%